EMPLOYEE BENEFIT PLANS - Schedule of Change in Plan Assets and Benefit Obligations Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ 392	$ 3,144	$ (3,443)
Amortization of net actuarial loss	991	1,374	1,170
Amortization of prior service cost (credit)	58	(9)	(9)
New prior service cost	0	(276)	0
Total recognized in other comprehensive income (loss)	(1,441)	(4,233)	2,282
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	(203)	396	(911)
Amortization of net actuarial loss	0	0	0
Amortization of prior service cost (credit)	0	0	0
New prior service cost	0	0	0
Total recognized in other comprehensive income (loss)	$ 203	$ (396)	$ 911